OTHER RECEIVABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Other Receivable [Abstract]
Schedule Of Other Receivables Disclosure [Table Text Block]
	September 30, 2013	December 31, 2012

Cash advances paid as consideration to acquire investments	$5,542,586	$4,657,728
Advanced to employees	461,893	166,722
Advanced to suppliers	3,327,138	205,088
Miscellaneous	286,033	924,710
	$9,617,650	$5,954,248

	2012	2011

Temporary payments	$4,657,728	$656,092
Advance to employees	166,722	130,191
Advance to suppliers	205,088	-
Miscellaneous	924,710	-
Due from third parties	-	8,902,588
	$5,954,248	$9,688,871